Shareholder Report, Line Graph (Details) B027623_Direxion Daily PANW Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 26, 2025	Oct. 31, 2025
Direxion Daily PANW Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily PANW Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 11,579
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,928
Palo Alto Networks, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Palo Alto Networks, Inc.
Accumulated Value	$ 10,000	$ 11,595